Summary of Operating Loss to Loss Before Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Total segment operating loss	$ (198,073)	$ (88,078)
Foreign exchange	4,017	(2,970)
Finance charges	127,178	137,928
Loss (gain) on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Loss before income taxes	$ (323,596)	$ (232,057)